Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Drilling Segment
Valuation allowance for deferred tax assets		$ 959	$ 1,285
Angola
Withholding Tax as a percentage of Current Tax Expense		48.00%	64.00%
Republic of the Marshall Islands
Percentage Of Marshall Islands And Malta Subsidiaries Stock Treated As Owned By Individuals Resident In Marshall Islands	100.00%	100.00%	100.00%
Tax rate	0.00%	0.00%	0.00%